Loans and advances and deposits at amortised cost (Tables)	12 Months Ended
Dec. 31, 2018
Loans and advances and deposits at amortised cost
Loans and advances and deposits at amortised cost
	2018	2017
As at 31 December	£m	£m
Gross loans and advances at amortised cost	-	328,700
Less: allowance for impairment	-	(4,652)
Loans and advances at amortised cost	-	324,048

Gross cash collateral and settlement balances	-	77,168
Less: allowance for impairment	-	-
Cash collateral and settlement balances	-	77,168